Note 7 - Industry Segment Data (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Payments to Acquire Property, Plant, and Equipment	$ 799,331	$ 2,124,649
Construction in Progress [Member]
Payments to Acquire Property, Plant, and Equipment	$ 9,452,000